DEFERRED REVENUE - Changes in Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	$ 251.6	$ 240.8
Proceeds from gold prepayment	119.3
Deferred revenue recognized	235.7
Finance costs	15.9	10.8
Contract liabilities at end of period	151.1	251.6
Current portion of deferred revenue	151.1	240.7
Deferred revenue	0.0	10.9
Current portion of deferred revenue	151.1
2022 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	251.6	240.8
Proceeds from gold prepayment	0.0
Deferred revenue recognized	235.7
Finance costs	6.7	10.8
Contract liabilities at end of period	22.6	251.6
Current portion of deferred revenue	22.6
Deferred revenue	0.0
Current portion of deferred revenue	22.6
2024 Q1 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	0.0	0.0
Proceeds from gold prepayment	59.9
Deferred revenue recognized	0.0
Finance costs	5.6	0.0
Contract liabilities at end of period	65.5	0.0
Current portion of deferred revenue	65.5
Deferred revenue	0.0
Current portion of deferred revenue	65.5
2024 Q2 Prepay Arrangements
Revenue From Contract With Customer [Roll Forward]
Contract liabilities at beginning of period	0.0	0.0
Proceeds from gold prepayment	59.4
Deferred revenue recognized	0.0
Finance costs	3.6	0.0
Contract liabilities at end of period	63.0	$ 0.0
Current portion of deferred revenue	63.0
Deferred revenue	0.0
Current portion of deferred revenue	$ 63.0